Related-Party Transactions (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Related Party Transaction [Line Items]
Operating expenses										$ 13,178		$ 9,108		$ 10,518
Operating revenue		$ 3,810	$ 3,963	$ 3,059	$ 3,113	$ 3,061	$ 2,815	$ 2,601	$ 2,943	13,945		11,420		11,919
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Operating expenses										7,606		4,973		6,077
Operating revenue		$ 2,437	$ 2,875	$ 2,175	$ 2,167	$ 1,923	$ 1,976	$ 1,741	$ 1,830	9,654	[1]	7,470	[1]	7,763	[1]
Virginia Electric and Power Company | Related Party | Commodity Purchases from Affiliates
Related Party Transaction [Line Items]
Operating expenses										$ 1,423		$ 742		$ 569
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]										Affiliated Entity [Member]		Affiliated Entity [Member]		Affiliated Entity [Member]
Virginia Electric and Power Company | Related Party | Services provided by affiliates
Related Party Transaction [Line Items]
Operating expenses	[2]									$ 519		$ 494		$ 455
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]										Affiliated Entity [Member]		Affiliated Entity [Member]		Affiliated Entity [Member]
Virginia Electric and Power Company | Related Party | Services provided to affiliates
Related Party Transaction [Line Items]
Operating revenue										$ 18		$ 18		$ 18
Revenue, Related Party, Type [Extensible Enumeration]										Affiliated Entity [Member]		Affiliated Entity [Member]		Affiliated Entity [Member]

[1]	See Note 25 for amounts attributable to affiliates.
[2]	Includes capitalized expenditures of $177 million, $161 million and $141 million for the years ended December 31, 2022, 2021 and 2020, respectively.